UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-04719

                    The TETON Westwood Funds

(Exact name of registrant as specified in charter)

One Corporate Center

                                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                     Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

TETON WESTWOOD FUNDS

Mighty MitesSM Fund

SmallCap Equity Fund

Mid-Cap Equity Fund

Income Fund

Equity Fund

Balanced Fund

Intermediate Bond Fund

Third Quarter Report

June 30, 2016

TETON WESTWOOD FUNDS

(Unaudited)

	Class AAA Shares								Class A Shares
	Average Annual Returns – June 30, 2016 (a)								Average Annual Returns – June 30, 2016 (a)(b)(d)
								Expense								Expense
								Ratio after								Ratio after
							Gross	Adviser							Gross	Adviser
						Since	Expense	Reimburse-						Since	Expense	Reimburse-
	Quarter	1 Year	5 Year	10 Year	15 Year	Inception	Ratio	ments	Quarter	1 Year	5 Year	10 Year	15 Year	Inception	Ratio	ments
Mighty MitesSM	4.54%	(2.55)%	8.65%	8.92%	9.35%	10.94%	1.41%	1.41%	0.31%	(6.72)%	7.49%	8.23%	8.82%	10.48%	1.66%	1.66%
SmallCap Equity	4.63	(3.60)	5.32	5.82	4.67	6.78	1.66	1.50	0.42	(7.67)	4.22	5.14	4.19	6.40	1.91	1.75
Mid-Cap Equity	1.74	(7.88)	—	—	—	5.23	2.74	1.51	(2.41)	(11.76)	—	—	—	3.60	2.99	1.76
Income	2.43	(5.41)	6.13	3.93	7.43	6.86	2.40	2.00	(1.80)	(9.46)	5.00	3.25	6.87	6.41	2.65	2.25
Equity	2.98	1.78	9.92	5.91	5.70	9.87	1.59	1.59	(1.13)	(2.54)	8.77	5.22	5.16	9.49	1.84	1.84
Balanced	2.59	2.61	7.08	5.35	5.34	8.34	1.31	1.31	(1.60)	(1.85)	5.94	4.65	4.80	7.90	1.56	1.56
Intermediate Bond	1.84	5.09	1.88	3.58	3.70	4.80	1.37	1.01	(2.28)	0.72	0.91	3.04	3.31	4.56	1.47	1.11

	Class C Shares								Class I Shares
	Average Annual Returns – June 30, 2016 (a)(c)(d)								Average Annual Returns – June 30, 2016 (a)(d)
								Expense								Expense
								Ratio after								Ratio after
							Gross	Adviser							Gross	Adviser
						Since	Expense	Reimburse-						Since	Expense	Reimburse-
	Quarter	1 Year	5 Year	10 Year	15 Year	Inception	Ratio	ments	Quarter	1 Year	5 Year	10 Year	15 Year	Inception	Ratio	ments
Mighty MitesSM	3.37%	(4.25)%	7.84%	8.12%	8.55%	10.27%	2.16%	2.16%	4.60%	(2.35)%	8.91%	9.15%	9.50%	11.07%	1.16%	1.16%
SmallCap Equity	3.42	(5.29)	4.54	5.04	3.86	6.14	2.41	2.25	4.70	(3.37)	5.60	6.05	4.82	6.90	1.41	1.25
Mid-Cap Equity	0.50	(9.50)	—	—	—	4.46	3.49	2.26	1.81	(7.51)	—	—	—	5.55	2.49	0.81
Income	1.18	(7.05)	5.36	3.15	6.74	6.31	3.15	2.75	2.51	(5.15)	6.41	4.15	7.58	6.98	2.15	1.75
Equity	1.86	0.04	9.10	5.12	4.92	9.37	2.34	2.34	3.15	2.06	10.17	6.13	5.85	9.94	1.34	1.34
Balanced	1.43	0.80	6.27	4.56	4.57	7.78	2.06	2.06	2.75	2.88	7.34	5.57	5.49	8.44	1.06	1.06
Intermediate Bond	0.77	3.29	1.10	2.94	2.94	4.34	2.12	1.76	1.99	5.28	2.11	3.79	3.83	4.89	1.12	0.76

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.tetonadv.com for performance information as of the most recent month end. For the SmallCap Equity, Mid-Cap Equity, Income, and Intermediate Bond Funds (and for the Mighty MitesSM Fund through September 30, 2005), Teton Advisors, Inc., the “Adviser,” reimbursed expenses to limit the expense ratios. Had such limitations not been in place, returns would have been lower. The contractual expense limitations are in effect through January 31, 2017 and are renewable annually by the Adviser. The Funds, except for the Equity, Balanced, and Intermediate Bond Funds, impose a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Investors should carefully consider the investment objectives, risks, charges, and expenses of a Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.tetonadv.com.

(b)	Includes the effect of the maximum 4.00% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)

The performance of the Class AAA Shares is used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares, except for Mid-Cap Equity Fund. The performance for the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The performance for the Class I Shares would have been higher due to the lower expenses associated with this class of shares. The performance for all share classes of Mid-Cap Equity Fund is based on the Fund’s inception date of May 31, 2013. The inception dates for the Class AAA Shares and the initial issuance dates for the Class A Shares, Class C Shares, and Class I Shares after which shares remained continuously outstanding are listed below.

	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Mighty MitesSM	05/11/98	11/26/01	08/03/01	01/11/08
SmallCap Equity	04/15/97	11/26/01	11/26/01	01/11/08
Mid-Cap Equity	05/31/13	05/31/13	05/31/13	05/31/13
Income	09/30/97	05/09/01	11/26/01	01/11/08
Equity	01/02/87	01/28/94	02/13/01	01/11/08
Balanced	10/01/91	04/06/93	09/25/01	01/11/08
Intermediate Bond	10/01/91	07/26/01	10/22/01	01/11/08

The TETON Westwood Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.tetonadv.com or by calling the Funds at 800-WESTWOOD (800-937-8966). The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

Each Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities are available without charge, upon request, by (i) calling 800-WESTWOOD (800-937-8966); (ii) writing to The TETON Westwood Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) visiting the SEC’s website at www.sec.gov.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments — June 30, 2016 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 91.9%
	Aerospace and Defense — 2.3%
1,218,900	Aerojet Rocketdyne Holdings Inc.†	$22,281,492
168,710	Innovative Solutions & Support Inc.†	475,762
7,000	Kratos Defense & Security Solutions Inc.†	28,700

		22,785,954

	Agriculture — 0.4%
225	J.G. Boswell Co.	144,000
199,236	Limoneira Co.	3,510,538

		3,654,538

	Airlines — 0.2%
80,000	American Airlines Group Inc.	2,264,800
225,000	American Airlines Group Inc., Escrow	101,250

		2,366,050

	Automotive — 0.4%
27,200	Lithia Motors Inc., Cl. A	1,933,104
20,000	Navistar International Corp.†	233,800
66,500	Sonic Automotive Inc., Cl. A	1,137,815
70,000	Wabash National Corp.†	889,000

		4,193,719

	Automotive: Parts and Accessories — 4.0%
425,850	Accuride Corp.†	528,054
6,000	China Automotive Systems Inc.†	19,380
105,000	Dana Holding Corp.	1,108,800
400,000	Federal-Mogul Holdings Corp.†	3,324,000
13,400	Gentherm Inc.†	458,950
25,000	Jason Industries Inc.†	90,250
196,600	Modine Manufacturing Co.†	1,730,080
24,000	Motorcar Parts of America Inc.†	652,320
60,000	Puradyn Filter Technologies Inc.†	2,685
75,000	Shiloh Industries Inc.†	546,750
123,200	Standard Motor Products Inc.	4,900,896
175,700	Strattec Security Corp.	7,163,289
599,000	Superior Industries International Inc.	16,041,220
37,000	Tenneco Inc.†	1,724,570
35,000	Titan International Inc.	217,000
33,425	Tower International Inc.	687,887
134,231	West Marine Inc.†	1,126,198

		40,322,329

	Aviation: Parts and Services — 1.2%
13,500	Astronics Corp.†	449,010
14,778	Astronics Corp., Cl. B†	489,447
125,642	Ducommun Inc.†	2,485,199
197,301	Kaman Corp.	8,389,239

		11,812,895

	Broadcasting — 1.5%
614,200	ACME Communications Inc.†	28,560
732,233	Beasley Broadcast Group Inc., Cl. A(a)	3,082,701
38,000	Cumulus Media Inc., Cl. A†	11,780
85,700	Entercom Communications Corp., Cl. A	1,162,949
257,500	Gray Television Inc.†	2,793,875
80,042	Gray Television Inc., Cl. A†	808,424
33,300	Hemisphere Media Group Inc.†	392,940
620,008	Salem Media Group Inc.	4,476,458
33,000	Sinclair Broadcast Group Inc., Cl. A	985,380
76,000	Townsquare Media Inc., Cl. A†	599,640
41,675	Videocon d2h Ltd., ADR†	353,404

		14,696,111

	Building and Construction — 1.6%
141,000	Gibraltar Industries Inc.†	4,451,370
866,000	Huttig Building Products Inc.†	4,546,500
107,074	MYR Group Inc.†	2,578,342
17,000	Nortek Inc.†	1,008,270

Shares		Market Value

99,360	The Monarch Cement Co.	$3,623,659

		16,208,141

	Business Services — 3.5%
283,079	Ascent Capital Group Inc., Cl. A†	4,356,586
6,000	Cenveo Inc.†	4,895
594	Du-Art Film Labs Inc.†	99,970
705,520	Edgewater Technology Inc.†(a)	6,095,693
101,271	GP Strategies Corp.†	2,196,568
23,300	ICF International Inc.†	952,970
555,590	Internap Corp.†	1,144,515
32,029	KAR Auction Services Inc.	1,336,890
8,000	Landauer Inc.	329,280
16,000	Macquarie Infrastructure Corp.	1,184,800
4,560	Matthews International Corp., Cl. A	253,718
20,000	McGrath RentCorp	611,800
1,700,000	ModusLink Global Solutions Inc.†	2,091,000
30,000	Pendrell Corp.†	15,135
196,772	PFSweb Inc.†	1,869,334
182,359	PRGX Global Inc.†	951,914
322,800	Pure Technologies Ltd.	1,471,645
201,492	Safeguard Scientifics Inc.†	2,516,635
242,000	Scientific Games Corp., Cl. A†	2,223,980
1,000	Stamps.com Inc.†	87,420
168,069	Team Inc.†	4,173,156
15,000	Trans-Lux Corp.†	36,000
37,282	Viad Corp.	1,155,742

		35,159,646

	Closed-End Business Development Company — 0.1%
109,000	MVC Capital Inc.	876,360

	Communications Equipment — 0.4%
378,590	Communications Systems Inc.	2,638,772
275,000	Extreme Networks Inc.†	932,250
134,600	Sycamore Networks Inc.	16,987
30,000	ViewCast.com Inc.†	15

		3,588,024

	Computer Hardware — 0.0%
20,000	Violin Memory Inc.†	18,396

	Computer Software and Services — 3.2%
169,113	American Software Inc., Cl. A	1,772,304
65,000	Avid Technology Inc.†	377,650
216,785	Blucora Inc.†	2,245,893
317,000	Callidus Software Inc.†	6,333,660
75,687	Carbonite Inc.†	736,434
1,600	Cinedigm Corp., Cl. A†	1,936
80,000	comScore Inc.†	1,910,400
30,000	Datawatch Corp.†	166,200
56,101	Digi International Inc.†	601,964
595,250	EarthLink Holdings Corp.	3,809,600
800,000	FalconStor Software Inc.†	840,000
1,410	Gemalto NV	85,733
20,000	Genius Brands International Inc.†	43,400
459,202	Global Sources Ltd.†	4,210,882
20,000	GSE Systems Inc.†	44,600
588,507	Guidance Software Inc.†	3,642,858
144,267	iGO Inc.†	427,030
458,356	Lionbridge Technologies Inc.†	1,810,506
10,000	Materialise NV, Cl. A, ADR†	71,500
35,500	Mercury Systems Inc.†	882,530
67,500	Mitek Systems Inc.†	479,925
5,502	MTS Systems Corp.	241,208
2,000	Qualstar Corp.†	6,760
202,400	Qumu Corp.†	898,656
3,400	Tyler Technologies Inc.†	566,814

		32,208,443

	Consumer Products — 2.6%
127,200	Acme United Corp.	2,327,760

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Consumer Products (Continued)
25,684	Arctic Cat Inc.	$436,628
153,900	Bassett Furniture Industries Inc.	3,684,366
2,000	Brunswick Corp.	90,640
55,687	Callaway Golf Co.	568,564
38,000	Elizabeth Arden Inc.†	522,880
3,500	Johnson Outdoors Inc., Cl. A	89,950
11,400	Lakeland Industries Inc.†	98,838
1,463,899	Marine Products Corp.	12,384,586
13,000	MarineMax Inc.†	220,610
1,200	National Presto Industries Inc.	113,220
75,031	Nautilus Inc.†	1,338,553
128,300	Oil-Dri Corp. of America	4,430,199
5,700	PC Group Inc.†	28
10,000	Sequential Brands Group Inc.†	79,801
22,000	Stanley Furniture Co Inc.†	53,900
10,400	Syratech Corp.†	31

		26,440,554

	Consumer Services — 0.7%
485,500	1-800-Flowers.com Inc., Cl. A†	4,379,210
5,100	Angie’s List Inc.†	33,201
55,000	Bowlin Travel Centers Inc.†	85,250
800	Collectors Universe Inc.	15,800
63,025	Liberty Tax Inc.	839,493
74,991	XO Group Inc.†	1,307,093

		6,660,047

	Diversified Industrial — 10.1%
25,000	A.M. Castle & Co.†	41,000
74,492	AEP Industries Inc.	5,993,626
9,292	American Railcar Industries Inc.	366,755
425,000	Ampco-Pittsburgh Corp.	4,806,750
245,000	Burnham Holdings Inc., Cl. A(a)	3,920,000
111,122	Chase Corp.	6,563,977
115,500	Columbus McKinnon Corp.	1,634,325
446,599	FormFactor Inc.†	4,014,924
34,600	Graham Corp.	637,332
432,703	Griffon Corp.	7,295,373
11,500	Handy & Harman Ltd.†	301,185
25,000	Haulotte Group SA	381,201
27,500	Haynes International Inc.	882,200
7,000	Innophos Holdings Inc.	295,470
314,509	Insignia Systems Inc.†	685,630
232,030	Intevac Inc.†	1,317,930
97,649	John Bean Technologies Corp.	5,978,072
269,792	Katy Industries Inc.†	337,240
85,000	L.B. Foster Co., Cl. A	925,650
253,172	Lawson Products Inc.†	5,027,996
40,000	LSB Industries Inc.†	483,200
139,949	Lydall Inc.†	5,396,433
9,500	MSA Safety Inc.	499,035
609,932	Myers Industries Inc.	8,783,021
207,211	NAPCO Security Technologies Inc.†	1,317,862
170,100	Park-Ohio Holdings Corp.	4,810,428
185,000	Playmates Holdings Ltd.	242,276
25,080	Raven Industries Inc.	475,015
66,666	Rubicon Ltd.†	11,662
18,699	RWC Inc.†	276,745
493,300	Sevcon Inc.†(a)	4,454,499
28,000	Standex International Corp.	2,313,640
592,467	Steel Partners Holdings LP†	8,715,190
375,000	Tredegar Corp.	6,045,000
297,205	Twin Disc Inc.	3,191,982
176,476	Vishay Precision Group Inc.†	2,368,308

		100,790,932

	Educational Services — 0.0%
500,587	Corinthian Colleges Inc.†	476

Shares		Market Value

90,000	Universal Technical Institute Inc.	$203,400

		203,876

	Electronics — 3.9%
33,000	Alliance Semiconductor Corp.†	20,130
14,000	Badger Meter Inc.	1,022,420
173,323	Bel Fuse Inc., Cl. A(a)	2,611,978
348,577	CTS Corp.	6,246,500
62,000	Daktronics Inc.	387,500
151,867	Dialight plc†	1,024,011
49,789	Electro Scientific Industries Inc.†	290,768
63,771	EMRISE Corp.†	12,754
32,000	IMAX Corp.†	943,360
20,000	Iteris Inc.†	57,200
250,000	Kimball Electronics Inc.†	3,112,500
190,000	Kopin Corp.†	421,800
35,000	Mesa Laboratories Inc.	4,305,000
33,800	Methode Electronics Inc.	1,156,974
387,637	MOCON Inc.(a)	5,488,940
52,100	MoSys Inc.†	21,101
119,292	Park Electrochemical Corp.	1,733,313
82,074	Rofin-Sinar Technologies Inc.†	2,621,444
78,000	Schmitt Industries Inc.†	143,520
7,037	Sparton Corp.†	153,195
252,498	Stoneridge Inc.†	3,772,320
8,000	Stratasys Ltd.†	183,120
157,000	Ultra Clean Holdings†	893,330
105,198	Ultralife Corp.†	527,042
99,500	Ultratech Inc.†	2,285,515

		39,435,735

	Energy and Utilities: Alternative Energy — 0.0%
39,200	JA Solar Holdings Co. Ltd., ADR†	268,520

	Energy and Utilities: Integrated — 0.5%
89,440	Broadwind Energy Inc.†	377,437
135,100	Headwaters Inc.†	2,423,694
37,000	MGE Energy Inc.	2,091,055

		4,892,186

	Energy and Utilities: Natural Gas — 0.9%
21,554	Abraxas Petroleum Corp.†	24,356
260,000	Alvopetro Energy Ltd.†	59,368
36,750	Chesapeake Utilities Corp.	2,432,115
90,570	Corning Natural Gas Holding Co.	1,603,089
105,000	Delta Natural Gas Co. Inc.	2,828,700
29,000	Gas Natural Inc.	202,710
95,800	Gastar Exploration Inc.†	105,380
450,181	Gulf Coast Ultra Deep Royalty Trust†	32,413
15,000	Piedmont Natural Gas Co. Inc.	901,800
43,600	RGC Resources Inc.	1,058,172
2,333	US Energy Corp. Wyoming†	3,967
10,000	Whitecap Resources Inc.	76,474

		9,328,544

	Energy and Utilities: Oil — 0.3%
244,844	Callon Petroleum Co.†	2,749,598
21,900	Mitcham Industries Inc.†	82,125
57,900	Tesco Corp.	387,351
119,637	Triangle Petroleum Corp.†	34,348

		3,253,422

	Energy and Utilities: Services — 0.4%
2,000	Archer Ltd.†	1,291
18,000	Dawson Geophysical Co.†	146,700
25,300	Flotek Industries Inc.†	333,960
16,671	Gulf Island Fabrication Inc.	115,697
15,000	Key Energy Services Inc.†	3,479
220,000	Layne Christensen Co.†	1,782,000
92,500	RPC Inc.†	1,436,525

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Energy and Utilities: Services (Continued)
7,100	Subsea 7 SA, ADR†	$69,580

		3,889,232

	Energy and Utilities: Water — 1.1%
24,226	Artesian Resources Corp., Cl. A	821,746
45,174	Cadiz Inc.†	265,171
24,800	California Water Service Group	866,264
4,000	Connecticut Water Service Inc.	224,800
66,000	Consolidated Water Co. Ltd.	861,960
68,000	Energy Recovery Inc.†	604,520
30,433	Middlesex Water Co.	1,320,184
20,000	Mueller Water Products Inc., Cl. A	228,400
111,304	SJW Corp.	4,383,152
44,037	The York Water Co.	1,410,945

		10,987,142

	Entertainment — 3.0%
361,288	Canterbury Park Holding Corp.(a)	3,977,781
619,556	Dover Motorsports Inc.	1,344,437
717,763	Entravision Communications Corp., Cl. A	4,823,367
1,141,604	Media General Inc.†	19,624,173
19,033	RLJ Entertainment Inc.†	37,876
50,000	SFX Entertainment Inc.†	1,033
34,000	World Wrestling Entertainment Inc., Cl. A	625,940

		30,434,607

	Environmental Control — 0.5%
7,500	BioteQ Environmental Technologies Inc.†	189
607,228	Casella Waste Systems Inc., Cl. A†	4,766,740
15,718	CeCo.Environmental Corp.	137,375
107,700	Hudson Technologies Inc.†	387,720

		5,292,024

	Equipment and Supplies — 5.9%
18,000	Amtech Systems Inc.†	107,460
20,000	AZZ Inc.	1,199,600
162,400	CIRCOR International Inc.	9,255,176
309,202	Core Molding Technologies Inc.†	4,220,607
740,000	Federal Signal Corp.	9,531,200
460,000	Interpump Group SpA	7,177,450
709,000	Kimball International Inc., Cl. B	8,068,420
20,000	Maezawa Kyuso Industries Co. Ltd.	254,685
20,103	Powell Industries Inc.	790,852
331,022	The Eastern Co.(a)	5,488,345
123,000	The Gorman-Rupp Co.	3,371,430
41,800	The Greenbrier Companies Inc.	1,217,634
318,600	The L.S. Starrett Co., Cl. A(a)	3,794,526
115,933	Titan Machinery Inc.†	1,292,653
133,200	TransAct Technologies Inc.	1,068,264
188,500	Vicor Corp.†	1,898,195

		58,736,497

	Financial Services — 5.7%
49,400	Anchor Bancorp.†	1,167,322
20,000	Atlantic American Corp.	75,200
60,500	BBCN Bancorp Inc.	902,660
15,000	Berkshire Bancorp Inc.	116,250
9,246	Berkshire Hills Bancorp Inc.	248,902
45,326	BKF Capital Group Inc.†	33,995
75	Burke & Herbert Bank and Trust Co.	144,600
4	Capital Financial Holdings Inc.	7,320
6,791	Capitol Federal Financial Inc.	94,734
18,200	Citizens & Northern Corp.	368,004
102,339	CoBiz Financial Inc.	1,197,366
28,800	Crazy Woman Creek Bancorp Inc.	384,480
35,800	Dime Community Bancshares Inc.	608,958
1,035	Farmers & Merchants Bank of Long Beach	6,417,000
40,000	Farmers National Banc Corp.	352,000
11,418	Fidelity Southern Corp.	178,920

Shares		Market Value

32,000	First Internet Bancorp.	$762,240
588,483	Flushing Financial Corp.	11,699,042
10	Guaranty Corp., Cl. A†	700,000
183,860	Hallmark Financial Services Inc.†	2,130,937
15,000	Hancock Holding Co.	391,650
13,800	Heritage Commerce Corp.	145,314
8,000	Higher One Holdings Inc.†	40,880
80,000	Hilltop Holdings Inc.†	1,679,200
30,000	HomeStreet Inc.†	597,600
90,843	KKR & Co. LP	1,121,003
21,200	LendingTree Inc.†	1,872,596
100,000	Medallion Financial Corp.	738,000
200,000	Monitise plc†	7,242
18,002	National Interstate Corp.	544,561
8,255	New York Community Bancorp Inc.	123,742
4,197	Northrim BanCorp Inc.	110,339
21,300	OceanFirst Financial Corp.	387,021
40,000	Oritani Financial Corp.	639,600
160,000	Pzena Investment Management Inc., Cl. A	1,217,600
36,971	Renasant Corp.	1,195,272
3,740	Security National Corp.	368,184
8,842	SI Financial Group Inc.	117,068
85,769	Silvercrest Asset Management Group Inc., Cl. A	1,049,813
20,594	Southwest Bancorp Inc.	348,656
700,000	Sprott Inc.	1,392,469
20,700	State Bank Financial Corp.	421,245
449,487	Steel Excel Inc.†	4,719,614
122,503	Sterling Bancorp.	1,923,297
60,000	TheStreet Inc.	67,800
10,000	TriState Capital Holdings Inc.†	137,300
55,000	TrustCo Bank Corp NY	352,550
127,100	United Financial Bancorp Inc.	1,649,758
33,089	Value Line Inc.	541,005
45,900	Washington Trust Bancorp Inc.	1,740,528
82,200	Waterstone Financial Inc.	1,260,126
87,100	Westfield Financial Inc.	670,670
28,500	Wilshire Bancorp Inc.	296,970
395,000	Wright Investors’ Service Holdings Inc.†	454,250
30,000	Xenith Bankshares Inc.†	238,500
35,000	Yadkin Financial Corp.	878,150

		57,029,503

	Food and Beverage — 4.4%
29,200	Andrew Peller Ltd., Cl. A	629,678
58,000	Calavo Growers Inc.	3,886,000
110,000	Cott Corp.	1,535,600
520,000	Crimson Wine Group Ltd.†	4,347,200
195,913	Farmer Brothers Co.†	6,280,971
1,100	Hanover Foods Corp., Cl. A	96,057
314,331	Inventure Foods Inc.†	2,454,925
63,600	Iwatsuka Confectionery Co. Ltd.	2,174,096
1,500	J & J Snack Foods Corp.	178,905
22,531	John B Sanfilippo & Son Inc.	960,497
176,308	Lifeway Foods Inc.†	1,704,898
151,100	Massimo Zanetti Beverage Group SpA	1,230,800
66,500	MGP Ingredients Inc.	2,542,295
15,600	Rock Field Co. Ltd.	228,716
5,900	Scheid Vineyards Inc., Cl. A†	170,215
243,600	Snyder’s-Lance Inc.	8,255,604
300,000	SunOpta Inc.†	1,257,000
8,500	The Boston Beer Co. Inc., Cl. A†	1,453,755
80,000	The Hain Celestial Group Inc.†	3,980,000
270,000	Tingyi (Cayman Islands) Holding Corp.	254,405
295,000	Vitasoy International Holdings Ltd.	535,389
23,000	Willamette Valley Vineyards Inc.†	192,970

		44,349,976

	Health Care — 8.3%
32,960	Accuray Inc.†	171,062
2,362	AcelRx Pharmaceuticals Inc.†	6,354

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Health Care (Continued)
5,000	Achillion Pharmaceuticals Inc.†	$39,000
12,700	Alere Inc.†	529,336
24,000	AngioDynamics Inc.†	344,880
80,000	ArthroCare Corp. Stub†	28,000
341,461	Biolase Inc.†	399,509
1,136,701	BioScrip Inc.†	2,898,588
145,100	BioTelemetry Inc.†	2,365,130
8,300	Boiron SA	649,465
141,200	Cantel Medical Corp.	9,704,676
111,100	Cardiovascular Systems Inc.†	2,041,463
10,000	CareDx Inc.†	43,200
4,200	Cempra Inc.†	69,258
62,500	Cepheid Inc.†	1,921,875
115,000	Cogentix Medical Inc.†	110,630
339,498	Cutera Inc.†	3,805,773
1,000	Dextera Surgical Inc.†	1,800
77,500	Electromed Inc.†	299,150
232,473	Exactech Inc.†	6,216,328
200,000	Exelixis Inc.†	1,562,000
42,000	Genesis Healthcare Inc.†	74,340
156,392	Harvard Bioscience Inc.†	447,281
38,000	Heska Corp.†	1,412,460
4,022	ICU Medical Inc.†	453,481
633,835	InfuSystems Holdings Inc.†	1,647,971
179,234	IntriCon Corp.†	957,110
221,970	Invacare Corp.	2,692,496
14,000	LDR Holding Corp.†	517,300
140,000	Meridian Bioscience Inc.	2,730,000
124,750	Neogen Corp.†	7,017,187
181,407	NeoGenomics Inc.†	1,458,512
197,000	Nutraceutical International Corp.†	4,560,550
3,333	Nuvectra Corp.†	24,667
7,500	Omega Protein Corp.†	149,925
44,612	Omnicell Inc.†	1,527,069
238,000	OPKO Health Inc.†	2,222,920
45,200	Orthofix International NV†	1,916,480
115,991	Pain Therapeutics Inc.†	254,020
1,000	PhotoMedex Inc.†	252
2,500	PreMD Inc.†	0
147,061	Quidel Corp.†	2,626,509
66,000	RTI Surgical Inc.†	236,940
213,500	Special Diversified Opportunities Inc.†	209,230
276,792	SurModics Inc.†	6,499,076
101,249	Syneron Medical Ltd.†	778,605
2,000	Targanta Therapeutics Corp., Escrow	640
24,000	Tetraphase Pharmaceuticals Inc.†	103,200
5,000	Titan Medical Inc.†	3,345
137,000	Trinity Biotech plc, ADR†	1,553,580
75,500	United-Guardian Inc.	1,213,285
5,174	Utah Medical Products Inc.	325,962
19,800	Vascular Solutions Inc.†	824,868
317,000	Zealand Pharma A/S†	5,652,310

		83,299,048

	Hotels and Gaming — 2.7%
71,800	Boyd Gaming Corp.†	1,321,120
66,040	Churchill Downs Inc.	8,344,814
139,000	Dover Downs Gaming & Entertainment Inc.†	147,340
79,000	Eldorado Resorts Inc.†	1,200,405
3,501	Empire Resorts Inc.†	55,313
310,000	Full House Resorts Inc.†	626,200
462,563	Golden Entertainment Inc.	5,407,361
3,935	Intrawest Resorts Holdings Inc.†	51,076
630,491	Morgans Hotel Group Co.†	1,349,251
10,000	Ryman Hospitality Properties Inc.	506,500
378,812	The Marcus Corp.	7,992,933

		27,002,313

Shares		Market Value

	Machinery — 3.5%
327,300	Astec Industries Inc.	$18,377,895
12,000	Bolzoni SpA†	57,183
2,001	Capstone Turbine Corp.†	2,761
6,300	DMG Mori AG†	295,773
12,200	DXP Enterprises Inc.†	182,146
358,974	Gencor Industries Inc.†	5,571,276
30,000	Global Power Equipment Group Inc.†	63,900
6,000	Hardinge Inc.	60,360
155,009	Key Technology Inc.†	1,427,633
15,664	Lindsay Corp.	1,062,959
49,300	Tennant Co.	2,655,791
44,400	The Middleby Corp.†	5,117,100
46,900	Xerium Technologies Inc.†	299,222

		35,173,999

	Manufactured Housing and Recreational Vehicles — 0.9%
57,000	CavCo.Industries Inc.†	5,340,900
141,459	Nobility Homes Inc.†	2,051,155
47,796	Skyline Corp.†	449,282
61,000	Winnebago Industries Inc.	1,398,120

		9,239,457

	Metals and Mining — 1.4%
70,000	5N Plus Inc.†	109,989
10,000	Alkane Resources Ltd.†	1,492
177,800	Materion Corp.	4,402,328
760,000	Osisko Gold Royalties Ltd.	9,935,679
15,001	Peabody Energy Corp.†	20,551
900,000	Tanami Gold NL†	32,890

		14,502,929

	Paper and Forest Products — 0.2%
25,600	Keweenaw Land Association Ltd.†	2,220,800

	Publishing — 1.5%
10,000	Cambium Learning Group Inc.†	45,100
330,000	Il Sole 24 Ore SpA†	172,123
908,124	The E.W. Scripps Co., Cl. A†	14,384,684

		14,601,907

	Real Estate — 2.3%
200,000	Ambase Corp.†	258,000
8,000	Bresler & Reiner Inc.†	3,480
93,300	Capital Properties Inc., Cl. A†	932,067
105,000	Cohen & Steers Inc.	4,246,200
23,000	FRP Holdings Inc.†	793,500
249,517	Griffin Industrial Realty Inc.	7,647,696
12,031	Gyrodyne LLC	240,861
8,231	Holobeam Inc.†	255,161
359,623	Reading International Inc., Cl. A†	4,491,691
68,481	Reading International Inc., Cl. B†	879,296
2,508	Royalty LLC	319
134,000	Tejon Ranch Co.†	3,167,760

		22,916,031

	Restaurants — 1.9%
13,183	Biglari Holdings Inc.†	5,317,231
70,000	Denny’s Corp.†	751,100
92,203	Famous Dave’s of America Inc.†	463,781
35,400	Jamba Inc.†	364,266
202,834	Nathan’s Famous Inc.†	9,026,113
55,000	The Cheesecake Factory Inc.	2,647,700

		18,570,191

	Retail — 2.7%
48,000	Aaron’s Inc.	1,050,720
274,000	Big 5 Sporting Goods Corp.	2,539,980
30,000	Destination XL Group Inc.†	137,100
50,496	Ethan Allen Interiors Inc.	1,668,388
249,200	EVINE Live Inc.†	411,180
173,200	Ingles Markets Inc., Cl. A	6,460,360

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Retail (Continued)
329,200	Krispy Kreme Doughnuts Inc.†	$6,900,032
36,000	Lands’ End Inc.†	591,120
59,000	La-Z-Boy Inc.	1,641,380
15,000	Movado Group Inc.	325,200
36,000	Pier 1 Imports Inc.	185,040
29,605	Rush Enterprises Inc., Cl. A†	637,988
104,005	Rush Enterprises Inc., Cl. B†	2,162,264
6,000	SpartanNash Co.	183,480
444,000	The Bon-Ton Stores Inc.	626,040
6,000	Tuesday Morning Corp.†	42,120
42,581	Village Super Market Inc., Cl. A	1,230,165
600	Winmark Corp.	59,802

		26,852,359

	Semiconductors — 0.4%
185,100	Entegris Inc.†	2,678,397
93,700	IXYS Corp.	960,425

		3,638,822

	Specialty Chemicals — 2.8%
85,000	Chemtura Corp.†	2,242,300
1,198,000	Ferro Corp.†	16,029,240
267,226	General Chemical Group Inc.†(a)	3,474
158,000	Hawkins Inc.	6,858,780
2,000	KMG Chemicals Inc.	51,980
4,100	Minerals Technologies Inc.	232,880
80,000	Navigator Holdings Ltd.†	920,000
272,102	OMNOVA Solutions Inc.†	1,972,740

		28,311,394

	Telecommunications — 4.2%
59,200	ATN International Inc.	4,606,352
1,328,115	Cincinnati Bell Inc.†	6,069,486
40,801	Consolidated Communications Holdings Inc.	.1,111,419
20,000	Frequency Electronics Inc.†	186,000
714,117	HC2 Holdings Inc.†	3,070,703
652	Horizon Telecom Inc., Cl. B†	4,303
10,000	Iridium Communications Inc.†	88,800
95,000	Ixia†.	932,900
57,500	New ULM Telecom Inc.	455,975
4,100	North State Telecommunications Corp., Cl. A	287,000
521,335	ORBCOMM Inc.†	5,187,283
73,135	PC-Tel Inc.	344,466
5,788	Preformed Line Products Co.	233,777
490,000	Shenandoah Telecommunications Co.	19,139,400

		41,717,864

	Transportation — 0.3%
15,000	Dakota Plains Holdings Inc.†	1,650
15,000	Patriot Transportation Holding Inc.†	291,750
8,200	PHI Inc.†	135,710
131,758	Providence and Worcester Railroad Co.	2,147,655
1	Trailer Bridge Inc.	465

		2,577,230

	TOTAL COMMON STOCKS	920,507,747

	PREFERRED STOCKS — 0.2%
	Automotive: Parts and Accessories — 0.2%
60,000	Jungheinrich AG	1,798,801

	CONVERTIBLE PREFERRED STOCKS — 0.3%
	Business Services — 0.0%
364	Trans-Lux Pfd., Ser. B	15,538

	Diversified Industrial — 0.3%
88,937	Sevcon Inc., 4.000%, Ser. A	2,521,364

Shares		Market Value

	Energy and Utilities — 0.0%
15,095	Corning Natural Gas, 4.800%, Ser. B	$313,227

	Food and Beverage — 0.0%
500	Seneca Foods Corp., Ser. 2003 †	18,110

	Health Care — 0.0%
3,034	BioScrip Inc., Ser. A	165,441

	TOTAL CONVERTIBLE PREFERRED STOCKS	3,033,680

	RIGHTS — 0.0%
	Health Care — 0.0%
300,000	Adolor Corp., CPR, expire 07/01/19†	156,000
400,000	Sanofi, CVR, expire 12/31/20†	96,000
200,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†	106,000

	TOTAL RIGHTS	358,000

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
50,000	Kinder Morgan Inc., expire 05/25/17†	850

	Health Care — 0.0%
8,737	BioScrip Inc., Cl. A, expire 07/27/25†	5,622
8,737	BioScrip Inc., Cl. B, expire 07/27/25†	5,409

		11,031

	Real Estate — 0.0%
15,170	Tejon Ranch Co., expire 08/31/16†	2

	Transportation — 0.0%
2	Trailer Bridge Inc., Ser. A, expire 04/02/17†	0
2	Trailer Bridge Inc., Ser. B, expire 04/02/17†	0

		0

	TOTAL WARRANTS	11,883

Principal Amount
	CORPORATE BONDS — 0.0%
	Real Estate — 0.0%
$ 36,774	Capital Properties Inc.,
	5.000%, 12/31/22	36,613

	U.S. GOVERNMENT OBLIGATIONS — 7.6%
75,959,000	U.S. Treasury Bills,
	0.140% to 0.501%††,
	07/07/16 to 12/08/16	75,920,764

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Market Value

TOTAL INVESTMENTS — 100.0% (Cost $747,263,288)	$1,001,667,488

Aggregate tax cost	$751,275,264

Gross unrealized appreciation	$335,069,066
Gross unrealized depreciation	(84,676,842)

Net unrealized appreciation/depreciation	$250,392,224

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
CCCP	Contingent Cash Consideration Payment
CPR	Contingent Payment Right
CVR	Contingent Value Right

See accompanying notes to schedule of investments.

TETON Westwood SmallCap Equity Fund

Schedule of Investments — June 30, 2016 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 98.8%
	Aerospace — 0.8%
4,200	Hexcel Corp.	$174,888

	Building and Construction — 4.2%
18,800	Builders FirstSource Inc.†	211,500
9,300	EMCOR Group Inc.	458,117
9,300	MYR Group Inc.†	223,944

		893,561

	Business Services — 8.9%
15,450	ABM Industries Inc.	563,616
13,750	FTI Consulting Inc.†	559,350
4,950	KAR Auction Services Inc.	206,613
9,100	McGrath RentCorp	278,369
10,400	The Brink’s Co.	296,296

		1,904,244

	Computer Hardware — 1.2%
17,500	QLogic Corp.†	257,950

	Computer Software and Services — 4.7%
6,100	Bottomline Technologies Inc.†	131,333
17,000	NetScout Systems Inc.†	378,250
13,100	Progress Software Corp.†	359,726
3,900	PTC Inc.†	146,562

		1,015,871

	Consumer Products — 0.5%
3,900	Hanesbrands Inc.	98,007

	Diversified Industrial — 2.2%
4,250	Barnes Group Inc.	140,760
12,360	Columbus McKinnon Corp.	174,894
3,500	Sealed Air Corp.	160,895

		476,549

	Electronics — 4.3%
6,700	FARO Technologies Inc.†	226,661
5,300	Plantronics Inc.	233,200
8,500	Stratasys Ltd.†	194,565
5,250	Vishay Intertechnology Inc.	65,047
3,400	Woodward Inc.	195,977

		915,450

	Energy and Utilities — 10.6%
12,400	Carrizo Oil & Gas Inc.†	444,540
17,000	Gulfport Energy Corp.†	531,420
14,000	Matador Resources Co.†	277,200
23,900	Newpark Resources Inc.†	138,381
40,800	Patterson-UTI Energy Inc.	869,856

		2,261,397

	Equipment and Supplies — 3.7%
7,100	CIRCOR International Inc.	404,629
7,600	Crown Holdings Inc.†	385,092

		789,721

	Financial Services — 22.6%
6,300	BankUnited Inc.	193,536
8,350	BBCN Bancorp Inc.	124,582
16,098	Beneficial Bancorp Inc.†	204,766
3,200	Berkshire Hills Bancorp Inc.	86,144
7,050	Brown & Brown Inc.	264,163
13,700	CoBiz Financial Inc.	160,290
2,700	Columbia Banking System Inc.	75,762
2,700	Financial Institutions Inc.	70,389
9,100	Flushing Financial Corp.	180,908
7,900	Glacier Bancorp Inc.	209,982
12,200	Heritage Commerce Corp.	128,466
44,250	Investors Bancorp Inc.	490,290
7,200	Kearny Financial Corp./MD	90,576

Shares		Market Value

19,800	LegacyTexas Financial Group Inc.	$532,818
3,250	OceanFirst Financial Corp.	59,053
20,150	OFG Bancorp.	167,245
5,300	Oritani Financial Corp.	84,747
6,000	Southwest Bancorp Inc.	101,580
7,200	State Bank Financial Corp.	146,520
24,706	Sterling Bancorp.	387,889
6,700	Stifel Financial Corp.†	210,715
10,000	TrustCo Bank Corp NY	64,100
5,450	Umpqua Holdings Corp.	84,311
9,500	United Financial Bancorp Inc.	123,310
8,900	Washington Federal Inc.	215,914
4,500	Washington Trust Bancorp Inc.	170,640
9,100	Waterstone Financial Inc.	139,503
9,800	Xenith Bankshares Inc.†	77,910

		4,846,109

	Health Care — 6.8%
6,350	AngioDynamics Inc.†	91,249
1,600	ICU Medical Inc.†	180,400
5,550	Omnicell Inc.†	189,977
12,450	Patterson Companies Inc.	596,231
3,500	STERIS plc	240,625
2,200	VCA Inc.†	148,742

		1,447,224

	Machinery — 0.7%
7,300	Briggs & Stratton Corp.	154,614

	Retail — 8.4%
25,650	American Eagle Outfitters Inc.	408,605
13,500	Big 5 Sporting Goods Corp.	125,145
13,150	Ethan Allen Interiors Inc.	434,476
8,800	Haverty Furniture Companies Inc.	158,664
14,900	Rush Enterprises Inc., Cl. A†	321,095
7,300	United Natural Foods Inc.†	341,640

		1,789,625

	Semiconductors — 14.9%
11,400	Cabot Microelectronics Corp.	482,676
52,100	Cypress Semiconductor Corp.	549,655
47,400	Entegris Inc.†	685,878
34,300	FormFactor Inc.†	308,357
32,500	Intersil Corp., Cl. A	440,050
48,600	ON Semiconductor Corp.†	428,652
13,200	Ultratech Inc.†	303,204

		3,198,472

	Specialty Chemicals — 1.0%
8,400	Chemtura Corp.†	221,592

	Telecommunications — 3.3%
132,000	Extreme Networks Inc.†	447,480
4,900	Infinera Corp.†	55,272
20,300	Ixia†	199,346

		702,098

	TOTAL COMMON STOCKS	21,147,372

See accompanying notes to schedule of investments.

TETON Westwood SmallCap Equity Fund

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 1.2%
$ 250,000	U.S. Treasury Bills, 0.24%††,
	8/25/2016	$249,908

	TOTAL INVESTMENTS — 100.0%
	(Cost $17,271,390)	$21,397,280

	Aggregate tax cost	$17,410,452

	Gross unrealized appreciation	$4,568,885
	Gross unrealized depreciation	(582,057)

	Net unrealized appreciation/depreciation	$3,986,828

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

TETON Westwood Mid-Cap Equity Fund

Schedule of Investments — June 30, 2016 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 97.6%
	INFORMATION TECHNOLOGY — 18.7%
	Software and Services — 16.0%
1,138	Activision Blizzard Inc.	$45,099
2,810	Cornerstone OnDemand Inc.†	106,949
6,629	Covisint Corp.†	14,451
293	Equinix Inc.	113,524
4,189	Fortinet Inc.†	132,330
100	LinkedIn Corp., Cl. A†	18,925
577	MercadoLibre Inc.	81,167
1,605	Mobileye NV†	74,055
1,221	Splunk Inc.†	66,154

		652,654

	Technology Hardware and Equipment — 2.7%
536	MACOM Technology Solutions Holdings Inc.†	17,677
1,737	Stratasys Ltd.†	39,760
997	Synaptics Inc.†	53,589

		111,026

	TOTAL INFORMATION TECHNOLOGY	763,680

	CONSUMER DISCRETIONARY — 18.4%
	Consumer Durables — 1.0%
1,484	Toll Brothers Inc.†	39,934

	Consumer Services — 2.9%
40	Chipotle Mexican Grill Inc.†	16,110
1,218	Hyatt Hotels Corp., Cl. A†	59,852
1,134	Norwegian Cruise Line Holdings Ltd.†	45,179

		121,141

	Media — 7.0%
2,810	Discovery Communications Inc., Cl. C†	67,019
655	Liberty Broadband Corp., Cl. C†	39,300
1,640	Liberty Global plc, Cl. C†	46,986
1	Liberty Global plc LiLAC, Cl. C†	44
0	Liberty Media Group, Cl. C†	5
1,102	Liberty SiriusXM Group, Cl. C†	34,019
2,158	Manchester United plc, Cl. A	34,377
171	Netflix Inc.†	15,643
591	Omnicom Group Inc.	48,161

		285,554

	Retailing — 7.5%
916	Burlington Stores Inc.†	61,106
1,391	Ethan Allen Interiors Inc.	45,959
1,761	Hanesbrands Inc.	44,254
216	O’Reilly Automotive Inc.†	58,558
1,358	United Natural Foods Inc.†	63,554
1,177	Urban Outfitters Inc.†	32,367

		305,798

	TOTAL CONSUMER DISCRETIONARY	752,427

	INDUSTRIALS — 17.8%
	Capital Goods — 9.7%
421	Cummins Inc.	47,337
363	EnerSys	21,588
1,580	Fortune Brands Home & Security Inc.	91,593
1,663	Hexcel Corp.	69,247
953	MSC Industrial Direct Co. Inc., Cl. A	67,244
3,622	Quanta Services Inc.†	83,741
708	Rexnord Corp.†	13,898

		394,648

	Commercial and Professional Services — 7.0%
594	Bright Horizons Family Solutions Inc.†	39,388
519	IHS Inc., Cl. A†	60,002
1,915	Nielsen Holdings plc	99,522
3,225	Steelcase Inc., Cl. A	43,763

Shares		Market Value

398	Stericycle Inc.†	$41,440

		284,115

	Transportation — 1.1%
956	Expeditors International of Washington Inc.	46,882

	TOTAL INDUSTRIALS	725,645

	FINANCIALS — 16.5%
	Banks — 4.3%
2,322	BankUnited Inc.	71,332
4,455	Regions Financial Corp.	37,912
163	SVB Financial Group†	15,511
1,951	Zions Bancorporation	49,029

		173,784

	Diversified Financials — 3.2%
290	Affiliated Managers Group Inc.†	40,823
903	Financial Engines Inc.	23,361
1,913	Invesco Ltd.	48,858
2,030	WisdomTree Investments Inc.	19,874

		132,916

	Insurance — 1.7%
520	Chubb Ltd.	67,969

	Real Estate — 7.3%
875	American Tower Corp.	99,409
2,944	CBRE Group Inc., Cl. A†	77,957
1,757	Corrections Corp. of America	61,530
1,447	Gaming and Leisure Properties Inc.	49,892
102	SL Green Realty Corp.	10,860

		299,648

	TOTAL FINANCIALS	674,317

	HEALTH CARE — 15.3%
	Health Care Equipment and Services — 7.2%
4,463	Castlight Health Inc., Cl. B†	17,673
993	Diplomat Pharmacy Inc.†	34,755
1,517	Insulet Corp.†	45,874
549	Laboratory Corp. of America Holdings†	71,518
558	Universal Health Services Inc., Cl. B	74,828
1,738	Zeltiq Aesthetics Inc.†	47,499

		292,147

	Pharmaceuticals, Biotechnology, and Life Sciences — 8.1%
461	Alexion Pharmaceuticals Inc.†	53,826
5,570	Exact Sciences Corp.†	68,233
352	Illumina Inc.†	49,414
717	Incyte Corp. Ltd.†	57,346
136	Mettler-Toledo International Inc.†	49,629
624	Vertex Pharmaceuticals Inc.†	53,676

		332,124

	TOTAL HEALTH CARE	624,271

	ENERGY — 6.4%
	Energy — 6.4%
626	Cimarex Energy Co.	74,694
824	Gulfport Energy Corp.†	25,758
583	Pioneer Natural Resources Co.	88,155
1,112	Range Resources Corp.	47,972
4,184	Weatherford International plc†	23,221

	TOTAL ENERGY.	259,800

	CONSUMER STAPLES — 2.7%
	Food and Beverage — 2.7%
1,268	Coca-Cola European Partners plc	45,255
725	Mead Johnson Nutrition Co.	65,794

	TOTAL CONSUMER STAPLES	111,049

See accompanying notes to schedule of investments.

TETON Westwood Mid-Cap Equity Fund

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	MATERIALS — 1.8%
	Materials — 1.8%
613	Ecolab Inc.	$72,702

	TOTAL COMMON STOCKS	$3,983,891

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 2.4%
$ 100,000	U.S. Treasury Bills,
	0.41%††, 10/20/2016	$99,931

	TOTAL INVESTMENTS — 100.0%
	(Cost $4,067,958)	$4,083,822

	Aggregate tax cost	$4,075,077

	Gross unrealized appreciation	$453,879
	Gross unrealized depreciation	(445,134)

	Net unrealized appreciation/depreciation	$8,745

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

TETON Westwood Income Fund

Schedule of Investments — June 30, 2016 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 100.0%
	Automotive — 1.7%
4,000	General Motors Co.	$113,200

	Communications Equipment — 3.1%
7,000	Cisco Systems Inc.	200,830

	Computer Hardware — 5.1%
3,500	Apple Inc.	334,600

	Computer Software and Services — 4.8%
300	Alphabet Inc., Cl. C†	207,630
2,000	Microsoft Corp.	102,340

		309,970

	Consumer Staples — 2.1%
3,000	Mondelēz International Inc., Cl. A	136,530

	Diversified Industrial — 7.0%
7,000	General Electric Co.	220,360
2,000	Honeywell International Inc.	232,640

		453,000

	Energy and Utilities — 0.6%
2,500	CONSOL Energy Inc.	40,225

	Energy and Utilities: Integrated — 1.4%
2,500	BP plc, ADR	88,775

	Energy and Utilities: Oil — 3.0%
500	Apache Corp.	27,835
1,000	Chevron Corp.	104,830
1,500	ConocoPhillips	65,400

		198,065

	Energy and Utilities: Services — 2.1%
2,000	Halliburton Co.	90,580
8,000	Weatherford International plc†	44,400

		134,980

	Entertainment — 3.7%
800	The Walt Disney Co.	78,256
6,000	Twenty-First Century Fox Inc., Cl. A	162,300

		240,556

	Financial Services — 23.7%
2,700	American Express Co.	164,052
5,000	American International Group Inc.	264,450
4,000	Bank of America Corp.	53,080
4,000	Citigroup Inc.	169,560
2,000	CME Group Inc.	194,800
3,400	JPMorgan Chase & Co.	211,276
3,464	Legg Mason Inc.	102,153
1,500	PayPal Holdings Inc.†	54,765
4,000	U.S. BanCorp	161,320
3,500	Wells Fargo & Co.	165,655

		1,541,111

		Market
Shares		Value

	Food and Beverage — 2.2%
2,000	General Mills Inc.	$142,640

	Health Care — 20.9%
1,500	AbbVie Inc.	92,865
200	Allergan plc†	46,218
1,915	Baxter International Inc.	86,596
1,083	Bristol-Myers Squibb Co.	79,655
1,000	Gilead Sciences Inc.	83,420
1,000	Johnson & Johnson	121,300
1,500	Mallinckrodt plc†	91,170
1,500	Medtronic plc	130,155
3,000	Merck & Co. Inc.	172,830
7,764	Pfizer Inc.	273,371
3,774	Zoetis Inc.	179,114

		1,356,694

	Machinery — 1.6%
2,300	Xylem Inc.	102,695

	Metals and Mining — 4.8%
5,000	Barrick Gold Corp.	106,750
8,000	Freeport-McMoRan Inc.	89,120
3,000	Newmont Mining Corp.	117,360

		313,230

	Paper and Forest Products — 2.6%
4,000	International Paper Co.	169,520

	Retail — 3.3%
7,000	Best Buy Co. Inc.	214,200

	Specialty Chemicals — 4.8%
2,000	E. I. du Pont de Nemours and Co.	129,600
1,300	H.B. Fuller Co.	57,187
2,500	The Dow Chemical Co.	124,275

		311,062

	Telecommunications — 1.5%
1,800	Verizon Communications Inc.	100,512

	TOTAL COMMON STOCKS	6,502,395

	TOTAL INVESTMENTS — 100.0%
	(Cost $5,296,254)	$6,502,395

	Aggregate tax cost	$5,296,254

	Gross unrealized appreciation	$1,507,755
	Gross unrealized depreciation	(301,614)

	Net unrealized appreciation/depreciation	$1,206,141

†	Non-income producing security.

ADR American Depository Receipt

See accompanying notes to schedule of investments.

TETON Westwood Equity Fund

Schedule of Investments — June 30, 2016 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 98.9%
	Aerospace — 7.0%
8,800	General Dynamics Corp.	$1,225,312
5,400	Raytheon Co.	734,130
8,800	The Boeing Co.	1,142,856
12,400	United Technologies Corp.	1,271,620

		4,373,918

	Banking — 9.5%
117,700	Bank of America Corp.	1,561,879
34,884	JPMorgan Chase & Co.	2,167,692
45,300	Wells Fargo & Co.	2,144,049

		5,873,620

	Business Services — 3.8%
45,900	Booz Allen Hamilton Holding Corp.	1,360,476
6,400	FedEx Corp.	971,392

		2,331,868

	Cable and Satellite — 3.7%
35,100	Comcast Corp., Cl. A	2,288,169

	Computer Hardware — 1.1%
6,900	Apple Inc.	659,640

	Computer Software and Services — 4.2%
11,750	DST Systems Inc.	1,368,053
23,700	Microsoft Corp.	1,212,729

		2,580,782

	Consumer Products — 4.4%
20,700	Colgate-Palmolive Co.	1,515,240
19,500	VF Corp.	1,199,055

		2,714,295

	Diversified Industrial — 2.1%
11,100	Honeywell International Inc.	1,291,152

	Electronics — 2.0%
20,300	Texas Instruments Inc.	1,271,795

	Energy and Energy Services — 3.6%
14,600	EOG Resources Inc.	1,217,932
12,578	Schlumberger Ltd.	994,668

		2,212,600

	Energy: Integrated — 4.1%
10,200	NextEra Energy Inc.	1,330,080
19,000	WEC Energy Group Inc.	1,240,700

		2,570,780

	Energy: Natural Gas — 1.1%
8,600	EQT Corp.	665,898

	Energy: Oil — 4.7%
12,000	Chevron Corp.	1,257,960
17,700	Exxon Mobil Corp.	1,659,198

		2,917,158

	Entertainment — 2.1%
17,400	Time Warner Inc.	1,279,596

		Market
Shares		Value

	Financial Services — 9.9%
27,200	American International Group Inc.	$1,438,608
9,800	Chubb Ltd.	1,280,958
36,900	Invesco Ltd.	942,426
33,000	PayPal Holdings Inc.†	1,204,830
18,492	The Allstate Corp.	1,293,515

		6,160,337

	Food and Beverage — 7.2%
14,100	General Mills Inc.	1,005,612
12,500	McCormick & Co. Inc., Non-Voting	1,333,375
12,600	PepsiCo Inc.	1,334,844
5,200	The J.M. Smucker Co.	792,532

		4,466,363

	Health Care — 12.9%
41,000	Abbott Laboratories	1,611,710
11,100	Aetna Inc.	1,355,643
7,600	Becton, Dickinson and Co.	1,288,884
9,700	Cigna Corp.	1,241,503
20,400	Johnson & Johnson	2,474,520

		7,972,260

	Retail — 6.2%
13,000	CVS Health Corp.	1,244,620
6,500	Simon Property Group Inc.	1,409,850
9,200	The Home Depot Inc.	1,174,748

		3,829,218

	Specialty Chemicals — 2.0%
4,300	The Sherwin-Williams Co.	1,262,781

	Telecommunications — 5.3%
33,000	Amdocs Ltd.	1,904,760
24,900	Verizon Communications Inc.	1,390,416

		3,295,176

	Transportation — 2.0%
14,500	Union Pacific Corp.	1,265,125

	TOTAL COMMON STOCKS	61,282,531

	SHORT TERM INVESTMENT — 1.1%
	Mutual Fund — 1.1%
680,413	Dreyfus Cash Management, 0.300%*	680,413

	TOTAL INVESTMENTS — 100.0%
	(Cost $50,724,592)	$61,962,944

	Aggregate tax cost	$50,724,592

	Gross unrealized appreciation	$11,889,793
	Gross unrealized depreciation	(651,441)

	Net unrealized appreciation/depreciation	$11,238,352

†	Non-income producing security.

*	Current yield.

See accompanying notes to schedule of investments.

TETON Westwood Balanced Fund

Schedule of Investments — June 30, 2016 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 67.9%
	Aerospace — 4.7%
6,300	General Dynamics Corp.	$877,212
3,100	Raytheon Co.	421,445
6,200	The Boeing Co.	805,194
8,350	United Technologies Corp.	856,293

		2,960,144

	Banking — 6.7%
87,400	Bank of America Corp.	1,159,798
24,096	JPMorgan Chase & Co.	1,497,325
32,600	Wells Fargo & Co.	1,542,958

		4,200,081

	Business Services — 2.5%
31,700	Booz Allen Hamilton Holding Corp.	939,588
4,175	FedEx Corp.	633,681

		1,573,269

	Cable and Satellite — 2.6%
25,300	Comcast Corp., Cl. A	1,649,307

	Computer Hardware — 0.7%
4,950	Apple Inc.	473,220

	Computer Software and Services — 2.9%
8,250	DST Systems Inc.	960,547
17,400	Microsoft Corp.	890,358

		1,850,905

	Consumer Products — 3.0%
14,200	Colgate-Palmolive Co.	1,039,440
13,500	VF Corp.	830,115

		1,869,555

	Diversified Industrial — 1.3%
7,325	Honeywell International Inc.	852,044

	Electronics — 1.4%
13,700	Texas Instruments Inc.	858,305

	Energy and Energy Services — 2.5%
10,000	EOG Resources Inc.	834,200
9,200	Schlumberger Ltd.	727,536

		1,561,736

	Energy: Integrated — 2.7%
6,575	NextEra Energy Inc.	857,380
13,075	WEC Energy Group Inc.	853,798

		1,711,178

	Energy: Natural Gas — 0.7%
5,400	EQT Corp.	418,122

	Energy: Oil — 3.7%
10,000	Chevron Corp.	1,048,300
13,400	Exxon Mobil Corp.	1,256,116

		2,304,416

	Entertainment — 1.4%
12,200	Time Warner Inc.	897,188

	Financial Services — 7.2%
19,800	American International Group Inc.	1,047,222
8,400	Chubb Ltd.	1,097,964
23,700	Invesco.Ltd.	605,298
23,800	PayPal Holdings Inc.†	868,938
13,223	The Allstate Corp.	924,949

		4,544,371

	Food and Beverage — 4.9%
10,200	General Mills Inc.	727,464
9,000	McCormick & Co. Inc., Non-Voting	960,030

Shares		Market Value

9,000	PepsiCo Inc.	$953,460
2,800	The J.M. Smucker Co.	426,748

		3,067,702

	Health Care — 8.5%
29,600	Abbott Laboratories	1,163,576
7,900	Aetna Inc.	964,827
4,975	Becton, Dickinson and Co.	843,710
7,000	Cigna Corp.	895,930
12,300	Johnson & Johnson	1,491,990

		5,360,033

	Retail — 4.3%
9,250	CVS Health Corp.	885,595
4,500	Simon Property Group Inc.	976,050
6,575	The Home Depot Inc.	839,562

		2,701,207

	Specialty Chemicals — 1.3%
2,875	The Sherwin-Williams Co.	844,301

	Telecommunications — 3.5%
23,000	Amdocs Ltd	1,327,560
15,200	Verizon Communications Inc.	848,768

		2,176,328

	Transportation — 1.4%
10,400	Union Pacific Corp.	907,400

	TOTAL COMMON STOCKS	42,780,812

Principal Amount
	CORPORATE BONDS — 21.0%
	Banking — 4.6%
$ 750,000	Barclays Bank plc, Ser. 1,
	5.000%, 09/22/16	756,381
750,000	JPMorgan Chase & Co.,
	6.300%, 04/23/19	843,415
600,000	The Goldman Sachs
	Group Inc., MTN,
	3.850%, 07/08/24	637,255
600,000	Wells Fargo & Co., MTN,
	3.500%, 03/08/22	644,090

		2,881,141

	Computer Hardware — 1.1%
650,000	International Business Machines Corp.,
	2.900%, 11/01/21	692,671

	Consumer Products — 2.1%
500,000	Colgate-Palmolive Co., MTN,
	2.100%, 05/01/23	509,547
800,000	Costco Wholesale Corp.,
	1.700%, 12/15/19	819,657

		1,329,204

	Diversified Industrial — 1.3%
800,000	John Deere Capital Corp., MTN,
	1.950%, 12/13/18	817,030

	Electronics — 2.5%
1,000,000	Intel Corp.,
	3.300%, 10/01/21	1,084,912

See accompanying notes to schedule of investments.

TETON Westwood Balanced Fund

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS (Continued)
	Electronics (Continued)
$ 500,000	Texas Instruments Inc.,
	1.650%, 08/03/19	$506,809

		1,591,721

	Energy: Oil — 0.9%
500,000	XTO Energy Inc.,
	6.500%, 12/15/18	562,525

	Financial Services — 3.0%
600,000	Capital One Financial Corp.,
	3.750%, 04/24/24	627,020
600,000	Morgan Stanley, GMTN,
	3.700%, 10/23/24	628,946
600,000	The PNC Financial Services Group Inc., STEP,
	2.854%, 11/09/22	623,609

		1,879,575

	Health Care — 3.9%
500,000	Abbott Laboratories,
	2.550%, 03/15/22	511,811
600,000	Aetna Inc.,
	3.500%, 11/15/24	634,123
600,000	Amgen Inc.,
	3.450%, 10/01/20	642,274
600,000	CVS Health Corp.,
	3.375%, 08/12/24	638,792

		2,427,000

	Transportation — 1.6%
1,000,000	Burlington Northern Santa Fe LLC,
	5.650%, 05/01/17	1,038,802

	TOTAL CORPORATE BONDS	13,219,669

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.7%
	Federal Home Loan Mortgage Corp. — 2.8%
600,000	1.750%, 05/30/19	616,761
1,100,000	2.375%, 01/13/22	1,165,976

		1,782,737

	Federal National Mortgage Association — 1.9%
1,100,000	2.625%, 09/06/24	1,184,798

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	2,967,535

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 5.5%
	U.S. Treasury Inflation Indexed Notes — 1.7%
$1,002,960	2.125%, 01/15/19	$1,076,452

	U.S. Treasury Notes — 3.8%
750,000	3.375%, 11/15/19	815,156
1,000,000	2.250%, 11/15/24	1,066,914
500,000	2.000%, 02/15/25	523,233

		2,405,303

	TOTAL U.S. GOVERNMENT OBLIGATIONS	3,481,755

Shares

	SHORT TERM INVESTMENT — 0.9%
	Mutual Fund — 0.9%
561,302	Dreyfus Cash Management, 0.300%*	561,302

	TOTAL INVESTMENTS — 100.0%
	(Cost $53,583,192)	$63,011,073

	Aggregate tax cost	$53,620,853

	Gross unrealized appreciation	$9,845,743
	Gross unrealized depreciation	(455,523)

	Net unrealized appreciation/depreciation	$9,390,220

†	Non-income producing security.

*	Current yield.

GMTN	Global Medium Term Note
MTN	Medium Term Note
STEP	Step coupon security. The rate disclosed is that in effect at June 30, 2016.

See accompanying notes to schedule of investments.

TETON Westwood Intermediate Bond Fund

Schedule of Investments — June 30, 2016 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS — 55.5%
	Aerospace — 3.3%
$ 200,000	The Boeing Co.,
	6.000%, 03/15/19	$225,930
400,000	United Technologies Corp.,
	3.100%, 06/01/22	426,720

		652,650

	Airlines — 1.5%
300,000	Southwest Airlines Co.,
	5.750%, 12/15/16	305,841

	Banking — 7.3%
400,000	Bank of America Corp., MTN,
	3.300%, 01/11/23	412,260
200,000	JPMorgan Chase & Co.,
	6.300%, 04/23/19	224,911
400,000	The Bank of New York Mellon Corp., Ser. G,
	2.200%, 05/15/19	409,393
400,000	Wells Fargo & Co.,
	2.125%, 04/22/19	408,778

		1,455,342

	Computer Hardware — 3.4%
300,000	Apple Inc.,
	0.887%, 05/03/18(a)	300,539
360,000	International Business Machines Corp.,
	2.900%, 11/01/21	383,633

		684,172

	Computer Software and Services — 2.2%
400,000	Oracle Corp.,
	3.625%, 07/15/23	438,595

	Consumer Products — 4.1%
400,000	Costco Wholesale Corp.,
	1.700%, 12/15/19	409,828
400,000	CVS Health Corp.,
	1.900%, 07/20/18	406,255

		816,083

	Diversified Industrial — 1.5%
300,000	John Deere Capital Corp., MTN,
	1.950%, 12/13/18	306,386

	Electronics — 1.5%
300,000	Texas Instruments Inc.,
	1.650%, 08/03/19	304,086

	Financial Services — 11.8%
400,000	Capital One Financial Corp.,
	3.750%, 04/24/24	418,013
400,000	Citigroup Inc.,
	2.500%, 07/29/19	407,752
260,000	International Bank for Reconstruction & Development,
	8.625%, 10/15/16	265,308
400,000	Morgan Stanley, GMTN,
	3.700%, 10/23/24	419,298
400,000	PNC Funding Corp.,
	3.300%, 03/08/22	425,728
400,000	The Goldman Sachs Group Inc., MTN,
	3.850%, 07/08/24	424,836

		2,360,935

	Food and Beverage — 2.9%
275,000	Bottling Group LLC,

Principal Amount		Market Value

	5.125%, 01/15/19	$301,904
250,000	Mondelēz International Inc.,
	5.375%, 02/10/20	282,854

		584,758

	Health Care — 9.3%
500,000	Abbott Laboratories,
	2.550%, 03/15/22	511,811
400,000	Aetna Inc.,
	3.500%, 11/15/24	422,749
400,000	Amgen Inc.,
	3.450%, 10/01/20	428,182
500,000	GlaxoSmithKline Capital plc,
	1.500%, 05/08/17	502,600

		1,865,342

	Semiconductors — 1.9%
350,000	Intel Corp.,
	3.300%, 10/01/21	379,719

	Telecommunications — 4.8%
500,000	AT&T Inc.,
	3.900%, 03/11/24	530,109
400,000	Verizon Communications Inc.,
	3.000%, 11/01/21	420,652

		950,761

	TOTAL CORPORATE BONDS	11,104,670

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.7%
	Federal Home Loan Mortgage Corp. — 3.2%
600,000	2.375%, 01/13/22	635,987

	Federal National Mortgage Association — 8.4%
600,000	2.625%, 09/06/24	646,253
1,000,000	2.125%, 04/24/26	1,028,417

		1,674,670

	Government National Mortgage Association — 0.1%
5,762	6.000%, 12/15/33	6,761
18,380	5.500%, 01/15/34	21,150

		27,911

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	2,338,568

	U.S. GOVERNMENT OBLIGATIONS — 23.4%
	U.S. Treasury Bonds — 4.3%
600,000	2.500%, 02/15/45	624,879
150,000	5.375%, 02/15/31	222,568

		847,447

	U.S. Treasury Notes — 19.1%
600,000	2.000%, 02/15/22	628,617
800,000	2.250%, 11/15/24	853,531
700,000	2.000%, 02/15/25	732,526
1,000,000	1.625%, 02/15/26	1,011,289
600,000	0.438%, 10/31/17(a)	600,520

		3,826,483

	TOTAL U.S. GOVERNMENT OBLIGATIONS	4,673,930

See accompanying notes to schedule of investments.

TETON Westwood Intermediate Bond Fund

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Market Value

	SHORT TERM INVESTMENT — 9.4%
	Mutual Fund — 9.4%
1,879,293	Dreyfus Cash Management, 0.300%*	$1,879,293

	TOTAL INVESTMENTS — 100.0%
	(Cost $19,264,092)	$19,996,461

Market Value

Aggregate tax cost	$19,264,092

Gross unrealized appreciation	$732,835
Gross unrealized depreciation	(466)

Net unrealized appreciation/depreciation	$732,369

(a)	Variable rate security. Rate shown is the effective rate as of June 30, 2016.

*	Current yield.

GMTN	Global Medium Term Note
MTN	Medium Term Note

See accompanying notes to schedule of investments.

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited)

The Trust’s schedules of investments are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Teton Advisors, Inc., (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including a Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of June 30, 2016 is as follows:

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited) (Continued)

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 6/30/16
MIGHTY MITESSM FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Airlines	$2,264,800	—	$101,250	$2,366,050
Automotive: Parts and Accessories	40,319,644	$2,685	—	40,322,329
Broadcasting	14,667,551	28,560	—	14,696,111
Business Services	35,059,676	99,970	—	35,159,646
Communications Equipment	3,571,022	17,002	—	3,588,024
Consumer Products	26,440,495	28	31	26,440,554
Consumer Services	6,574,797	85,250	—	6,660,047
Diversified Industrial	96,256,947	4,257,240	276,745	100,790,932
Educational Services	203,400	—	476	203,876
Electronics	39,422,981	—	12,754	39,435,735
Energy and Utilities: Natural Gas	7,725,455	1,603,089	—	9,328,544
Environmental Control	5,291,835	189	—	5,292,024
Financial Services	55,424,919	536,400	1,068,184	57,029,503
Food and Beverage	44,083,704	266,272	—	44,349,976
Health Care	83,061,178	209,230	28,640	83,299,048
Real Estate	22,399,071	261,480	255,480	22,916,031
Specialty Chemicals	28,307,920	3,474	—	28,311,394
Telecommunications	40,970,586	747,278	—	41,717,864
Transportation	2,576,765	—	465	2,577,230
Other Industries(a)	353,802,029	2,220,800	—	356,022,829
Total Common Stocks	908,424,775	10,338,947	1,744,025	920,507,747
Preferred Stocks(a)	1,798,801	—	—	1,798,801
Convertible Preferred Stocks(a)	—	2,720,453	313,227	3,033,680
Rights(a)	96,000	—	262,000	358,000
Warrants(a)	850	11,031	2	11,883
Corporate Bonds(a)	—	36,613	—	36,613
U.S. Government Obligations	—	75,920,764	—	75,920,764
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$910,320,426	$89,027,808	$2,319,254	$1,001,667,488

SMALLCAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$21,147,372	—	—	$21,147,372
U.S. Government Obligations	—	$249,908	—	249,908
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$21,147,372	$249,908	—	$21,397,280

MID-CAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$3,983,891	—	—	$3,983,891
U.S. Government Obligations	—	$99,931	—	99,931
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$3,983,891	$99,931	—	$4,083,822

INCOME FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$6,502,395	—	—	$6,502,395
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$6,502,395	—	—	$6,502,395

EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$61,282,531	—	—	$61,282,531
Short Term Investments	680,413	—	—	680,413
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$61,962,944	—	—	$61,962,944

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited) (Continued)

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 6/30/16

BALANCED FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$42,780,812	—	—	$42,780,812
Corporate Bonds(a)	—	$13,219,669	—	13,219,669
U.S. Government Agency Obligations	—	2,967,535	—	2,967,535
U.S. Government Obligations	—	3,481,755	—	3,481,755
Short Term Investments	561,302	—	—	561,302
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$43,342,114	$19,668,959	—	$63,011,073

INTERMEDIATE BOND FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Corporate Bonds(a)	—	$11,104,670	—	$11,104,670
U.S. Government Agency Obligations	—	2,338,568	—	2,338,568
U.S. Government Obligations	—	4,673,930	—	4,673,930
Short Term Investments	$1,879,293	—	—	1,879,293
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,879,293	$18,117,168	—	$19,996,461

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the nine month period ended June 30, 2016, the Mighty Mites Fund had transfers of $7,978,263 or 0.73% and $8,095,005 or 0.74% of net assets as of September 30, 2015, from Level 1 to Level 2 and from Level 2 to Level 1, respectively. Transfers from Level 1 to Level 2 and from Level 2 to Level 1 are due to a decline or an increase in market activity, e.g., frequency of trades, respectively, which resulted in a lack of or increase in available market inputs to determine price.

The SmallCap Equity Fund, Mid-Cap Equity Fund, Income Fund, Equity Fund, Balanced Fund, and Intermediate Bond Fund did not have transfers among Level 1, Level 2, and Level 3 during the nine months ended June 30, 2016. The Funds’ policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at June 30, 2016 or September 30, 2015 for SmallCap Equity Fund, Mid-Cap Equity Fund, Income Fund, Equity Fund, Balanced Fund, and Intermediate Bond Fund.

Additional Information to Evaluate Qualitative Information.

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of their securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in unobservable inputs could result in a lower or higher value in such Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities,

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited) (Continued)

if any, have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. Each Fund may invest up to 10% (except for the Mighty Mites Fund, SmallCap Equity Fund, and Income Fund which may invest up to 15%) of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2016, the Funds did not hold any restricted securities.

Tax Information. The Funds intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

TETON WESTWOOD FUNDS

TETON Westwood Mighty MitesSM Fund

TETON Westwood SmallCap Equity Fund

TETON Westwood Mid-Cap Equity Fund

TETON Westwood Income Fund

TETON Westwood Equity Fund

TETON Westwood Balanced Fund

TETON Westwood Intermediate Bond Fund

One Corporate Center

Rye, New York 10580-1422

General and Account Information:

800-WESTWOOD [800-937-8966]

fax: 914-921-5118

website: www.tetonadv.com

e-mail: info@tetonadv.com

Board of Trustees

ANTHONY J. COLAVITA	WERNER J. ROEDER, MD
President,	Former Medical Director,
Anthony J. Colavita, P.C.	Lawrence Hospital

JAMES P. CONN	SALVATORE J. ZIZZA
Former Chief Investment Officer,	Chairman,
Financial Security Assurance Holdings Ltd.	Zizza & Associates Corp.

KUNI NAKAMURA
President,
Advanced Polymer, Inc.

Officers

BRUCE N. ALPERT	RICHARD J. WALZ
President	Chief Compliance Officer

ANDREA R. MANGO	AGNES MULLADY
Secretary	Treasurer

Investment Adviser

Teton Advisors, Inc.

Custodian

The Bank of New York Mellon

Distributor

G.distributors, LLC

Legal Counsel

Paul Hastings LLP

We have separated the portfolio managers’ commentaries from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentaries is unrestricted. Both the commentaries and the financial statements, including the portfolio of investments, will be available on our website at www.tetonadv.com.

This report is submitted for the information of the shareholders of the TETON Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABWWQ216QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The TETON Westwood Funds

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	8/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	8/26/2016

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	8/26/2016

* Print the name and title of each signing officer under his or her signature.